Income Taxes (Details Narrative) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016
Effective tax statutory rate	35.00%	34.00%	34.00%
Reduced tax rate	21.00%
Deferred tax asset		$ 3,800,000	$ 3,800,000
Unrecognized tax benefits
Refundable tax credit		17,253	$ 47,082
Hawaii Income Tax Purposes [Member]
Operating loss carry forwards		$ 26,606,541
Operating loss carry forwards expiration year		2026
Federal [Member]
Operating loss carry forwards		$ 33,345,946
Operating loss carry forwards expiration year		2026